Borrowings and Credit Arrangements - Company's Borrowings (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Schedule Of Borrowings [Line Items]
Convertible Notes, principal	$ 1,725,000	$ 1,725,000